Post-employment benefits for associates - Weighted average actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pension plans
Disclosure of defined benefit plans [line items]
Discount rate	1.40%	1.20%
Expected rate of pension increase	1.10%	1.10%
Expected rate of salary increase	2.20%	2.40%
Interest on savings account	1.30%	1.00%
Current average life expectancy for a 65-year-old male (in years)	20 years	20 years
Current average life expectancy for a 65-year-old female (in years)	22 years	23 years
Pension plans | Switzerland | Country of domicile
Disclosure of defined benefit plans [line items]
Discount rate	0.20%	0.10%
Pension plans | United States | Foreign countries
Disclosure of defined benefit plans [line items]
Discount rate	2.80%	2.40%
Pension plans | Germany | Foreign countries
Disclosure of defined benefit plans [line items]
Discount rate	1.20%	0.80%
Pension plans | United Kingdom | Foreign countries
Disclosure of defined benefit plans [line items]
Discount rate	1.90%	1.30%
Other post-employment benefit plans
Disclosure of defined benefit plans [line items]
Discount rate	2.70%	2.30%
Expected rate of pension increase
Expected rate of salary increase
Interest on savings account
Current average life expectancy for a 65-year-old male (in years)	21 years	20 years
Current average life expectancy for a 65-year-old female (in years)	23 years	22 years
Other post-employment benefit plans | United States | Foreign countries
Disclosure of defined benefit plans [line items]
Discount rate	2.70%	2.30%